Provision for Loan Losses	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Provision for Loan Losses [Abstract]
PROVISION FOR LOAN LOSSES

9. PROVISION FOR LOAN LOSSES

The provision for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the provision. The provision is based on the Company’s past loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The provision is calculated at portfolio-level since our loans portfolio is generally comprised of smaller balance homogenous loans and is collectively evaluated for impairment.

For the purpose of calculating portfolio-level reserves, we have grouped our loans into two portfolio segments: Business and Personal. The provision consists of the combination of a quantitative assessment component based on statistical models, a retrospective evaluation of actual loss information to loss forecasts, value of collateral and could include a qualitative component based on management judgment.

In estimating the probable loss of the loan portfolio, the Company also considers qualitative factors such as current economic conditions and/or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance. Finally, as appropriate, the Company also considers individual borrower circumstances and the condition and fair value of the loan collateral, if any.

In addition, the Company calculates the provision amount as below:

1.	General Reserve - this reserve covers potential losses due to risks related to the region of China, industry, company or types of loan. The reserve rate is determined by total loan receivable balance and to be used to cover unidentified probable loan loss.

2.	Special Reserve - is fund set aside covering losses due to risks related to the region of China, industry, company or type of loans. The reserve rate could be decided based on management estimate of loan collectability. The loan portfolio did not include any loans outside of the PRC.

Generally, the primary factors for the evaluation of provision for loan losses consist of business performance, financial position, cash flow and other operational performance of the debtors. Among these, cash flow of the debtors is the primary funding source for repayment for determining the provision for loan losses and any collateral, pledged asset or guarantee is considered as a secondary funding source for repayment.

Besides the repayment ability and willingness to repay, the Company evaluates the provision for loan losses of collateral backed loans based on whether the fair value of the collateral if the repayment is expected to be provided by the collateral is sufficient or not. For loans with pledged assets, the net realizable value of pledged assets for pledged backed loans will be estimated to see if they have sufficient coverage on the loans. For the guarantee backed loans, the Company evaluates the provision for loan losses based on the combination of the guarantee, including the fair value and net realizable value of guarantor’s financial position, credibility, liquidity and cash flow.

As of September 30 2017, the percentage of collateral, pledged asset, and guarantee backed loans were 4.6%, 51.3% and 44.1% respectively. As of December 31, 2016, the percentage of collateral, pledged asset, and guarantee backed loans were 3.4%, 41.9% and 54.7% respectively.

The valuation assessment of collateral and pledged assets was based on the valuation report issued by a valuation firm or the Company’s internal risk control department. The assets values were generally 50% to 60% of the fair value of collateral and pledged assets. The valuation will be updated for the loan period over one year in case of renewals and repeat customers. However, China Lending Group’s average loan term is less than 9 months, the value of the collateral and pledged assets, and guarantee backing the loans will be reviewed and monitored on a monthly basis through site visits. As of September 30, 2017 and December 31, 2016, no collateral backed and pledged backed loan were under valuation assessment by a valuation firm. The assessment of the remaining loans was performed by the Company’s internal risk control department.

China Lending Group issues guarantee-backed loans in accordance with its loan management policy, and each guarantee-backed loan will undergo standard assessment procedures for willingness and ability of the guarantor to perform under its guarantee. China Lending Group accepts guarantees provided by three types of guarantors: professional guarantee companies, corporations and individuals which includes related parties (see note 23).

In assessing the willingness and ability of a professional guarantee company to perform under a guarantee, the Company consider factors including its guarantee licenses, size of registered capital, corporate governance, internal audit system, risk management and compensation system, risk reserve, length of operation history especially cooperation history with China Lending Group, its default costs and other pertinent factors such as the loan size backed by guarantee over its net assets.

In assessing the willingness and ability of a corporate guarantor to perform under a guarantee, the Company consider factors including nature of its businesses, size of registered capital, annual revenues, continuous profitability in the past three years, stability and adequacy of income and cash flows, clean credit history, current liabilities, willingness to accept credit monitoring by China Lending Group, its default costs and other pertinent factors such as the loan size backed by guarantee over its net assets.

In assessing the willingness and ability of an individual guarantor to perform under a guarantee, the Company consider factors including their residency, whether being able to provide permanent residential addresses, marital status, occupations, legitimacy and stability of incomes, assets and liabilities, clean credit history, no criminal history, their default costs and other pertinent factors such as the loan size backed by guarantee over their net assets.

The global economic environment became worse during the past and the current years. Such economic environment has caused liquidity problem for many companies, which also increased the frequency on defaulting the repayments by debtors, hence the increases of special reserve for loan losses.

As of September 30, 2017 and December 31, 2016, $26,001,382 and $5,020,771 were charged as specific reserve with specific provision rates ranged from 10%-100% and 1.5%-100%, respectively.

While management uses the best information available to make loan loss provision evaluations, adjustments to the provision may be necessary based on changes in economic and other conditions or changes in accounting guidance.

The following tables present the activity in the provision for loan losses and related recorded investment in loans receivable by classes of the loans individually and collectively evaluated for impairment as of and for the nine months ended September 30, 2017 and 2016:

Provision for loan losses for the nine months ended September 30, 2017:

	Business loans	Personal loans	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Provision for loan losses beginning balance	$4,238,133	$2,188,174	$6,426,307
Provisions	5,350,041	14,058,265	19,408,306
Foreign currency translation adjustment	217,333	174,148	391,481
Provision for loan losses ending balance	9,805,507	$16,420,587	$26,226,094
Ending balance: individually evaluated for impairment	9,695,109	16,306,273	26,001,382
Ending balance: collectively evaluated for impairment	$110,398	$114,314	$224,712

Provision for loan losses for the nine months ended September 30, 2016:

	Business loans	Personal loans	Total
	(Unaudited)	(Unaudited)	(Unaudited)
Provision for loan losses beginning balance	$1,053,579	$1,155,129	$2,208,708
Provisions	2,126,033	1,387,913	3,513,946
Foreign currency translation adjustment	(58,759)	(30,954)	(89,713)
Provision for loan losses ending balance	3,120,853	$2,512,088	$5,632,941
Ending balance: individually evaluated for impairment	2,846,601	1,495,876	4,342,477
Ending balance: collectively evaluated for impairment	$274,252	$1,016,212	$1,290,464

9. PROVISION FOR LOAN LOSSES

The provision for loan losses is maintained at a level considered adequate to provide for losses that can be reasonably anticipated. Management performs a quarterly evaluation of the adequacy of the provision. The provision is based on the Company’s past loan loss history, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of any underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires material estimates that may be susceptible to significant revision as more information becomes available.

The provision is calculated at portfolio-level since our loans portfolio is generally comprised of smaller balance homogenous loans and is collectively evaluated for impairment.

For the purpose of calculating portfolio-level reserves, we have grouped our loans into two portfolio segments: Business and Personal. The provision consists of the combination of a quantitative assessment component based on statistical models, a retrospective evaluation of actual loss information to loss forecasts, value of collateral and could include a qualitative component based on management judgment.

In estimating the probable loss of the loan portfolio, the Company also considers qualitative factors such as current economic conditions and/or events in specific industries and geographical areas, including unemployment levels, trends in real estate values, peer comparisons, and other pertinent factors such as regulatory guidance. Finally, as appropriate, the Company also considers individual borrower circumstances and the condition and fair value of the loan collateral, if any.

In addition, the Company calculates the provision amount as below:

1.	General Reserve - this reserve covers potential losses due to risks related to the region of China, industry, company or types of loan. The reserve rate is determined by total loan receivable balance and to be used to cover unidentified probable loan loss.

2.	Special Reserve - is fund set aside covering losses due to risks related to the region of China, industry, company or type of loans. The reserve rate could be decided based on management estimate of loan collectability. The loan portfolio did not include any loans outside of the PRC.

Generally, the primary factors for the evaluation of provision for loan losses consist of business performance, financial position, cash flow and other operational performance of the debtors. Among these, cash flow of the debtors is the primary funding source for repayment for determining the provision for loan losses and any collateral, pledged asset or guarantee is considered as a secondary funding source for repayment.

Besides the repayment ability and willingness to repay, the Company evaluates the provision for loan losses of collateral backed loans based on whether the fair value of the collateral if the repayment is expected to be provided by the collateral is sufficient or not. For loans with pledged assets, the net realizable value of pledged assets for pledged backed loans will be estimated to see if they have sufficient coverage on the loans. For the guarantee backed loans, the Company evaluates the provision for loan losses based on the combination of the guarantee, including the fair value and net realizable value of guarantor’s financial position, credibility, liquidity and cash flow.

As of December 31, 2016, the percentage of collateral, pledged asset, and guarantee backed loans were 3.4%, 41.9% and 54.7% respectively. As of December 31, 2015, the percentage of collateral, pledged asset, and guarantee backed loans were 16.3%, 50.3% and 33.4% respectively.

The valuation assessment of collateral and pledged assets was based on the valuation report issued by a valuation firm or the Company’s internal risk control department. The assets values were generally 50% to 60% of the fair value of collateral and pledged assets. The valuation will be updated for the loan period over one year in case of renewals and repeat customers. However, China Lending Group’s average loan term is less than 7 months, the value of the collateral and pledged assets, and guarantee backing the loans will be reviewed and monitored on a monthly basis through site visits. As of December 31, 2016 and 2015, nil and 11.28% of collateral backed and pledged backed loan were under valuation assessment by a valuation firm. The assessment of the remaining loans was performed by the Company’s internal risk control department.

China Lending Group issues guarantee-backed loans in accordance with its loan management policy, and each guarantee-backed loan will undergo standard assessment procedures for willingness and ability of the guarantor to perform under its guarantee. China Lending Group accepts guarantees provided by three types of guarantors: professional guarantee companies, corporations and individuals which includes related parties (see note 23).

In assessing the willingness and ability of a professional guarantee company to perform under a guarantee, the Company consider factors including its guarantee licenses, size of registered capital, corporate governance, internal audit system, risk management and compensation system, risk reserve, length of operation history especially cooperation history with China Lending Group, its default costs and other pertinent factors such as the loan size backed by guarantee over its net assets.

In assessing the willingness and ability of a corporate guarantor to perform under a guarantee, the Company consider factors including nature of its businesses, size of registered capital, annual revenues, continuous profitability in the past three years, stability and adequacy of income and cash flows, clean credit history, current liabilities, willingness to accept credit monitoring by China Lending Group, its default costs and other pertinent factors such as the loan size backed by guarantee over its net assets.

In assessing the willingness and ability of an individual guarantor to perform under a guarantee, the Company consider factors including their residency, whether being able to provide permanent residential addresses, marital status, occupations, legitimacy and stability of incomes, assets and liabilities, clean credit history, no criminal history, their default costs and other pertinent factors such as the loan size backed by guarantee over their net assets.

The global economic environment became worse during the past and the current years. Such economic environment has caused liquidity problem for many companies, which also increased the frequency on defaulting the repayments by debtors, hence the increases of special reserve for loan losses.

As of December 31, 2016 and 2015, $5,020,771 and $807,647 were charged as specific reserve with specific provision rates ranged from 1.5%-100% and 25%-75%, respectively.

While management uses the best information available to make loan loss provision evaluations, adjustments to the provision may be necessary based on changes in economic and other conditions or changes in accounting guidance.

The following tables present the activity in the provision for loan losses and related recorded investment in loans receivable by classes of the loans individually and collectively evaluated for impairment as of and for the years ended December 31, 2016 and 2015:

Provision for loan losses for the year ended December 31, 2016

	Business loans	Personal loans	Total
Provision for loan losses beginning balance	$1,053,579	$1,155,129	$2,208,708
Charge-offs	(91,812)	-	(91,812)
Provisions	3,492,322	1,158,565	4,650,887
Foreign currency translation adjustment	(215,956)	(125,520)	(341,476)
Provision for loan losses ending balance	4,238,133	$2,188,174	$6,426,307
Ending balance: individually evaluated for impairment	3,728,072	1,292,699	5,020,771
Ending balance: collectively evaluated for impairment	$510,061	$895,475	$1,405,536

Provision for loan losses for the year ended December 31, 2015

	Business loans	Personal loans	Total
Provision for loan losses beginning balance	$466,921	$863,863	$1,330,784
Charge-offs	(642,178)		(642,178)
Write-off in loans sold to a related party	(32,109)	(502,986)	(535,095)
Provisions	1,311,620	854,490	2,166,110
Foreign currency translation adjustment	(50,675)	(60,238)	(110,913)
Provision for loan losses ending balance	1,053,579	$1,155,129	$2,208,708
Ending balance: individually evaluated for impairment	642,051	165,596	807,647
Ending balance: collectively evaluated for impairment	$411,528	$989,533	$1,401,061